Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of effective income tax rate reconciliation
A reconciliation of the Company’s statutory income tax rate to the Company’s effective income tax rate is as follows:

Period from September 19, 2024 (Inception) to December 31, 2024
U.S. federal statutory tax rate	21.0%
State income tax, net of federal benefit	1.7
Permanent differences	(1.0)
Tax credits	0.4
Change in valuation allowance	(22.1)
Effective tax rate	0.0%

Schedule of net deferred tax assets
Net deferred tax assets consisted of the following (in thousands):

Period from September 19, 2024 (Inception) to December 31, 2024
Deferred tax assets:
Net operating loss carryforwards	$444
Tax credit carryforwards	73
Accrued liabilities and reserves	4
Capitalized research and development costs	1,724
Intangible assets	1,466
Stock-based compensation	229
Total deferred tax assets	3,940
Valuation allowance	(3,940)
Deferred tax assets, net of valuation allowance	$—

Summary of changes in valuation allowance	The changes in the valuation allowance were as follows (in thousands):

Period from September 19, 2024 (Inception) to December 31, 2024
Valuation allowance as of September 19, 2024 (inception)	$—
Increases recorded to income tax provision	3,940
Valuation allowance as of December 31, 2024	$3,940